REVENUE FROM CONTRACTS WITH CUSTOMERS - Concentration of Credit Risk (Details) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Additional counterparties risk percentage		10.00%	10.00%
Trade receivables | Apple, Inc | Customer concentration
Concentration Risk [Line Items]
Concentration risk	60.60%	48.90%	46.00%
Trade receivables | Google, Inc | Customer concentration
Concentration Risk [Line Items]
Concentration risk	32.40%	42.70%	43.00%